Consolidated Statement Of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Service	$ 2,978	$ 3,081	$ 3,384
Equipment sales	912	909	647
Total operating revenues	3,890	3,990	4,031
Operating expenses
System operations (excluding Depreciation, amortization and accretion reported below)	732	760	775
Cost of equipment sold	1,071	1,081	1,053
Selling, general and administrative (including charges from affiliates of $85 million, $94 million and $96 million in 2017, 2016 and 2015)	1,412	1,480	1,494
Depreciation, amortization and accretion	615	618	607
Loss on impairment of goodwill	370	0	0
(Gain) loss on asset disposals, net	17	22	16
(Gain) loss on sale of business and other exit costs, net	(1)		(114)
(Gain) loss on license sales and exchanges, net	(22)	(19)	(147)
Total operating expenses	4,194	3,942	3,684
Operating income (loss)	(304)	48	347
Investment and other income (expense)
Equity in earnings of unconsolidated entities	137	140	140
Interest and dividend income	8	6	2
Interest expense	(113)	(113)	(86)
Other, net		1	1
Total investment and other income	32	34	57
Income (loss) before income taxes	(272)	82	404
Income tax expense (benefit)	(287)	33	157
Net income	15	49	247
Less: Net income attributable to noncontrolling interests, net of tax	3	1	6
Net income attributable to U.S. Cellular shareholders	$ 12	$ 48	$ 241
Basic weighted average shares outstanding	85	85	84
Basic earnings per share attributable to U.S. Cellular shareholders	$ 0.14	$ 0.56	$ 2.86
Diluted weighted average shares outstanding	86	85	85
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 0.14	$ 0.56	$ 2.84